Consolidating Financial Statements - Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
REVENUE
Product	$ 73,720	$ 72,491	$ 71,104
Service	131,435	133,188	134,754
Total revenue	205,155	205,679	205,858
COST OF REVENUE
Product	30,192	33,346	32,862
Service	54,801	56,511	58,359
Total cost of revenue	84,993	89,857	91,221
Gross profit	120,162	115,822	114,637
OPERATING EXPENSES
Research and development	25,664	27,468	27,469
Sales and marketing	33,549	31,381	29,643
General and administrative	20,774	20,994	19,899
Restructuring charges	3,531	2,368	1,694
(Gain) on sale of business			(3,655)
Management fees	1,200	1,200	1,117
Total operating expenses	84,718	83,411	76,167
Profit (loss) from operations	35,444	32,411	38,470
Interest income	28	205	80
Interest expense	(49,996)	(48,334)	(43,728)
Loss on extinguishment of debt	(939)	(1,222)	(3,751)
Gain (loss) on change on fair value for embedded derivatives	4,752	(8,873)	(297)
Other (expense) income, net	(225)	(64)	(1,454)
Loss before income taxes	(10,936)	(25,877)	(10,680)
(Benefit) Provision for income taxes	2,532	(6,875)	1,520
Net income (loss)	(13,468)	(19,002)	(12,200)
Bermuda Holdings [Member]
OPERATING EXPENSES
General and administrative	813	1,164	390
Management fees	500	500	417
Total operating expenses	1,313	1,664	807
Profit (loss) from operations	(1,313)	(1,664)	(807)
Interest expense	(209)	(177)
Interest income (expense), intercompany	609	608	608
Loss on extinguishment of debt	(14)	(90)
Other (expense) income, net	(10)	(9)	(10)
Loss before income taxes	(937)	(1,332)	(209)
Equity in profit (loss) in subsidiaries	(12,531)	(17,670)	(11,991)
Net income (loss)	(13,468)	(19,002)	(12,200)
Bermuda Ltd [Member]
REVENUE
Product	586	459	370
Service	300	300	375
Intercompany	46,822	46,600	45,918
Total revenue	47,708	47,359	46,663
COST OF REVENUE
Product	401	194	185
Service		50
Intercompany	27,026	29,116	29,131
Total cost of revenue	27,427	29,360	29,316
Gross profit	20,281	17,999	17,347
OPERATING EXPENSES
General and administrative	110	44	197
Restructuring charges	1,233
(Gain) on sale of business			(3,655)
Intercompany		554
Total operating expenses	1,343	598	(3,458)
Profit (loss) from operations	18,938	17,401	20,805
Interest income	1	1	41
Interest expense	(23,801)	(23,002)	(20,825)
Interest income (expense), intercompany	(2,149)	(2,189)	(2,117)
Loss on extinguishment of debt	(444)	(543)	(1,724)
Gain (loss) on change on fair value for embedded derivatives	2,281	(4,259)	(142)
Other (expense) income, net	(54)	(51)	(53)
Loss before income taxes	(5,228)	(12,642)	(4,015)
(Benefit) Provision for income taxes	92	92	86
Equity in profit (loss) in subsidiaries	(7,928)	(4,302)	(9,806)
Net income (loss)	(13,248)	(17,036)	(13,907)
Stratus US [Member]
REVENUE
Product	20,845	20,503	20,255
Service	10,037	8,599	8,953
Intercompany	77,275	79,097	84,297
Total revenue	108,157	108,199	113,505
COST OF REVENUE
Product	17,212	15,260	17,501
Service	27,064	27,883	31,967
Intercompany	137
Total cost of revenue	44,413	43,143	49,468
Gross profit	63,744	65,056	64,037
OPERATING EXPENSES
Research and development	25,497	27,468	27,483
Sales and marketing	17,141	16,699	16,248
General and administrative	15,901	15,709	14,896
Restructuring charges	3,274	1,639	1,632
Intercompany	(3,274)	(1,639)	(1,632)
Management fees	700	700	700
Total operating expenses	59,239	60,576	59,327
Profit (loss) from operations	4,505	4,480	4,710
Interest income	1	2	7
Interest expense	(26,007)	(25,154)	(22,903)
Interest income (expense), intercompany	8,114	8,106	8,195
Loss on extinguishment of debt	(481)	(589)	(2,027)
Gain (loss) on change on fair value for embedded derivatives	2,471	(4,614)	(155)
Other (expense) income, net	(361)	(273)	(366)
Other income (expense), intercompany		30
Loss before income taxes	(11,758)	(18,012)	(12,539)
(Benefit) Provision for income taxes	71	110	(189)
Equity in profit (loss) in subsidiaries	923	1,457	2,391
Net income (loss)	(10,906)	(16,665)	(9,959)
Guarantor Subsidiaries [Member]
REVENUE
Product	9,115	7,830	6,078
Service	107,324	110,369	111,800
Intercompany	31,803	30,964	32,829
Total revenue	148,242	149,163	150,707
COST OF REVENUE
Product	25,896	26,603	27,546
Service	3,925	3,819	3,279
Intercompany	104,420	104,137	106,558
Total cost of revenue	134,241	134,559	137,383
Gross profit	14,001	14,604	13,324
OPERATING EXPENSES
Research and development	1		30
Sales and marketing	397	197	4
General and administrative	503	293	437
Restructuring charges			1
Intercompany	2,262	1,814	1,693
Total operating expenses	3,163	2,304	2,165
Profit (loss) from operations	10,838	12,300	11,159
Interest income	17	193	28
Interest expense	(6)
Interest income (expense), intercompany	(6,546)	(6,525)	(6,686)
Other (expense) income, net	5	438	(685)
Other income (expense), intercompany	28	(1,336)	(1,398)
Loss before income taxes	4,336	5,070	2,418
(Benefit) Provision for income taxes	1,374	(8,038)	930
Equity in profit (loss) in subsidiaries	15	16	15
Net income (loss)	2,977	13,124	1,503
Non Guarantor Subsidiaries [Member]
REVENUE
Product	43,174	43,699	44,401
Service	13,774	13,920	13,626
Intercompany	18,137	17,585	16,780
Total revenue	75,085	75,204	74,807
COST OF REVENUE
Product	28,313	30,122	30,708
Service	23,812	24,759	23,113
Intercompany	1,228	1,572	3,126
Total cost of revenue	53,353	56,453	56,947
Gross profit	21,732	18,751	17,860
OPERATING EXPENSES
Research and development	166
Sales and marketing	16,011	14,485	13,415
General and administrative	3,539	3,784	3,882
Restructuring charges	(970)	729	61
Intercompany	1,012	(729)	(61)
Total operating expenses	19,758	18,269	17,297
Profit (loss) from operations	1,974	482	563
Interest income	9	9	4
Interest expense	27	(1)
Interest income (expense), intercompany	(28)
Other (expense) income, net	(19)	(123)	(215)
Other income (expense), intercompany	(28)	1,306	1,398
Loss before income taxes	1,935	1,673	1,750
(Benefit) Provision for income taxes	995	961	693
Net income (loss)	940	712	1,057
Eliminations [Member]
REVENUE
Intercompany	(174,037)	(174,246)	(179,824)
Total revenue	(174,037)	(174,246)	(179,824)
COST OF REVENUE
Product	(41,630)	(38,833)	(43,078)
Intercompany	(132,811)	(134,825)	(138,815)
Total cost of revenue	(174,441)	(173,658)	(181,893)
Gross profit	404	(588)	2,069
OPERATING EXPENSES
Research and development			(44)
Sales and marketing			(24)
General and administrative	(92)		97
Restructuring charges	(6)
Total operating expenses	(98)		29
Profit (loss) from operations	502	(588)	2,040
Other (expense) income, net	214	(46)	(125)
Loss before income taxes	716	(634)	1,915
Equity in profit (loss) in subsidiaries	19,521	20,499	19,391
Net income (loss)	$ 20,237	$ 19,865	$ 21,306